FINANCIAL INSTRUMENTS - Schedule of Interest Rate Risk Management (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of interest rate risk [line items]
Amortised cost	$ 464,113,275	$ 441,936,034
Interest rate risk | Investments Held-To-Maturity
Disclosure of interest rate risk [line items]
Investments held to maturity	81,240	84,223
Interest rate risk | Investments Held At FVTPL
Disclosure of interest rate risk [line items]
Investments at fair value through profit or loss	21,573,537	676,741
Interest rate risk | Amortized Cost
Disclosure of interest rate risk [line items]
Amortised cost	$ 297,908,081	$ 224,818,416